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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 033-86642



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                          VARIABLE ANNUITY ACCOUNT FOUR
                                SUPPLEMENT TO THE
                  ANCHOR ADVISOR VARIABLE ANNUITY (V1648PRO.4)
                          PROSPECTUS DATED MAY 1, 2006

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Effective August 18, 2006, we may not issue a contract to anyone age 86 or older on the contract issue date.







Dated:  August 18, 2006

                Please keep this Supplement with your Prospectus



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